Income Tax: (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
The Companys Income Tax Receivable		$ 8.1
[custom:IncomeTaxPayable-0]	$ 9.7